Investments - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 25, 2014
Schedule of Investments [Line Items]
Short-term Investments	$ 2,149,000,000	$ 1,272,600,000
Open reverse repurchase commitments	0	200,000,000
Largest Outstanding Balance of Reverse Repurchase Agreements	500,000,000
RRP Largest Outstanding Balance Number of Days Open	1 day
Reverse Repurchase Agreement Average Daily Balance	158,800,000
Principal amount of bonds and certificates of deposit on deposit to meet state insurance regulatory and/or rating agency requirements	153,700,000
Fair value of fixed-maturity securities that were non-income producing during the preceding 12 months	0
Gross Unrealized Losses	49,200,000	126,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	318	423
Trading securities	0	0
Net realized gains (losses) on securities	232,100,000	324,500,000	314,800,000
Reclassification out of Accumulated Other Comprehensive Income
Schedule of Investments [Line Items]
Cash flow hedge gain recognized as an adjustment to interest expense	2,000,000	2,100,000	2,100,000
4.35% Senior Notes due 2044
Schedule of Investments [Line Items]
Unrealized Gain (Loss)	(1,600,000)			(1,600,000)
Senior notes, issuance amount	350,000,000	0		350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%			4.35%
Equity securities
Schedule of Investments [Line Items]
Gross Unrealized Losses	16,500,000	6,900,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	28	31
Equity securities | Common equities
Schedule of Investments [Line Items]
Gross Unrealized Losses	10,100,000	2,400,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	20	24
Equity securities | Nonredeemable preferred stocks
Schedule of Investments [Line Items]
Gross Unrealized Losses	6,400,000	4,500,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	8	7
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Percentage Decline	3.00%
Fixed maturities
Schedule of Investments [Line Items]
Gross Unrealized Losses	32,700,000	119,100,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	290	392
Fixed maturities | Corporate debt securities
Schedule of Investments [Line Items]
Percentage which the issuer receives the security back at once the change of control is triggered	1.00%
Realized investment losses	9,300,000
Gross Unrealized Losses	10,400,000	20,400,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	53	51
Fixed Income Securities
Schedule of Investments [Line Items]
Gross Unrealized Losses	39,100,000
Foreign Government Debt
Schedule of Investments [Line Items]
Short-term Investments	5,700,000	6,300,000
Corporate Credit Default Swaps
Schedule of Investments [Line Items]
Number of derivative positions held during the period	0	0
Corporate Credit Default Swaps | Financial Services Sector
Schedule of Investments [Line Items]
Number of derivative positions closed during the period			1
Derivative Maturity1			5 years
Interest Rate Swaps
Schedule of Investments [Line Items]
Number of derivative positions closed during the period		3
Cash collateral delivered to the counterparties			105,000,000
Cash collateral received from counterparty	16,100,000	62,700,000
Interest Rate Swaps | Opened in 2009 | Closed Positions | Nine Year Time Horizon
Schedule of Investments [Line Items]
Number of derivative positions closed during the period		1
Derivative Maturity1		9 years
Interest Rate Swaps | Opened in 2011 | Closed Positions | Five Year Time Horizon
Schedule of Investments [Line Items]
Number of derivative positions closed during the period		2
Derivative Maturity1		5 years
Value Of Securities Of Any One Issuer Excluding US Government Obligations Exceeding 10 % Of Total Shareholders Equity
Schedule of Investments [Line Items]
Aggregate cost or fair value of securities	0	0
Categories of Investments, Marketable Securities, Trading Securities
Schedule of Investments [Line Items]
Net realized gains (losses) on securities	0	0	0
Russell One Thousand | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	88.00%
Managed Equity Strategy | Equity securities | Common equities
Schedule of Investments [Line Items]
Percentage of common stock portfolio	12.00%
Non-hedging Instruments | Interest Rate Swaps | Fixed maturities | Assets
Schedule of Investments [Line Items]
Derivative, Loss on Derivative	$ 52,300,000